Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Useful Lives of Property, Plant and Equipment	The useful lives of property, plant and equipment are:
Storage	20 years
Machinery and equipment	10 - 20 years
Vehicles	5 years
Furniture	10 years
Computer equipment	3 - 5 years

Schedule of Consolidated Financial Statements	The subsidiaries and joint arrangements of the Company, of which their financial results have been included in the Consolidated Financial Statements, and holds a majority share of the voting rights as of June 30, 2023 are as follows:
Name	Principal activities	Country of incorporation and principal place of business	% Equity interest as of June 30, 2023
Moolec Science Limited (i)	Investment in subsidiaries	United Kingdom	100%
LightJump Acquisition Corporation	Investment in subsidiaries	USA	100%
ValoraSoy S.A. (ii)	Investment in subsidiaries	Argentina	100%
AG Biomolecules LLC (DE)	Investment in subsidiaries	USA	100%
Microo Foods Ingredients S.L. (iii)	Investment in joint arrangements	Spain	50%
(i)	Moolec Science Limited has a branch office in Argentina, Moolec Science Limited S.E.
(ii)	Incorporated through the acquisition on April 24, 2023.
(iii)	During December 2022, the Company agreed to participate in a joint arrangement with the 50% of participation of the newly created company named Microo Food Ingredients Sociedad Limitada.

Schedule of Non-Current Assets Other than Financial Instruments	Non-current assets other than financial instruments are located in the following countries:
	As of June 30, 2023	As of June 30, 2022
Lux	$251,440	$-
United Kingdom	4,774,320	4,607,848
Argentina	4,930,666	-
Total non-current assets other than financial instruments	$9,956,426	$4,607,848